Money Market Fund

Tax-Free Money Fund

               [photo of illustration from Money Market Brochure]

service and guidance

professional management

goals

1999
Semi-Annual
Report


DELAWARE
INVESTMENTS
---------------------
Philadelphia * London

November 5, 1998

                                                                      money
                                                                      market
                                                                      fund
                                                                        1

Dear Shareholder:

TAX-FREE MONEY FUND A AND Consultant Classes provided a total return of +1.29% for the first half of fiscal 1999. As of October 31, 1998, the seven-day annualized SEC yield for both Fund classes was 2.38%.
   During much of calendar 1998, the U.S. economy has exhibited strong growth while the global economy weakened considerably. To maintain domestic growth, the Federal Reserve Board reduced its target for short-term interest rates this past autumn by 50 basis points (0.50%) to 5%.
   We anticipate that interest rates will decline even further during calendar 1999, reducing your Fund's income potential. In anticipation of this, we have repositioned the Fund to focus on tax-exempt commercial paper with relatively longer maturities. We have also purchased more floating rate notes with very short maturities to maintain liquidity.
   This "barbell" positioning has given the Fund an average weighted maturity of 35 days as of October 31, 1998. We anticipate lengthening the Fund's average weighted maturity during the second half of fiscal 1999. As always, Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
   Although Tax-Free Money Fund is not designed for long-term investors, it has the potential to be a safer haven than some other investments and can be a valuable part of your diversified portfolio. For your longer term needs, Delaware Investments offers a wide range of tax-advantaged investments, including Tax-Efficient Equity Fund, single-state and national municipal bond funds and variable annuities.*
   With Delaware's help, you and your financial adviser can work together to select investments suitable for your long-term investment goals.

Sincerely,

/s/ Wayne A. Stork
------------------
Wayne A. Stork
Chairman


/s/ Jeffrey J. Nick
-------------------
Jeffrey J. Nick
President and Chief Executive Officer

TAX-FREE MONEY FUND
------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns Through October 31, 1998
                                                         Ten          Five         One         Six       Seven-day
                                          Lifetime       Years        Years        Year       Months**   SEC Yield
------------------------------------------------------------------------------------------------------------------
A Class (Est. 9/17/81)                     +4.01%        +3.26%       +2.64%      +2.61%       +1.29%      +2.38%
Consultant Class (Est. 3/15/88)            +3.98%        +3.22%       +2.64%      +2.61%       +1.29%      +2.38%
------------------------------------------------------------------------------------------------------------------

* Complete information on any Delaware Investments mutual fund can be found in each fund's current prospectus. Prospectuses for all Delaware Investments mutual funds are available from your financial adviser. Please read the prospectus carefully before you invest or send money.
** Cumulative return. Past performance does not guarantee future results. Return and yield fluctuate. All performance reflects reinvestment of dividends. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FINANCIAL STATEMENTS
DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1998 (UNAUDITED)

                                                            Principal        Market
                                                              Amount          Value
                                                          ----------------------------
*Variable Rate Demand Notes - 68.38%
 Allegheny County, Pennsylvania Hospital Development
   Authority Revenue - Presbyterian University
   Hospital Series D 3.25% 11/05/98 (MBIA) ..........      $  600,000      $  600,000
 Allegheny County, Pennsylvania Industrial
   Development Authority - Longwood At
   Oakmont - 97D 3.20% 11/02/98
   (LOC, Dresdner Bank) .............................       1,600,000       1,600,000
 Brazos River Authority Texas Pollution
   Control - Monsanto County Project
   3.40% 11/04/98 ...................................       1,100,000       1,100,000
 Broward County, Florida Housing Finance Authority
   Multifamily Housing Revenue - Sanctuary
   Apartments Project 3.30% 11/06/98 ................       1,600,000       1,600,000
 Chester County, Pennsylvania Industrial Development
   Authority - Philadelphia Archdiocese
   3.75% 11/02/98 (LOC, First Union Bank) ...........         800,000         800,000
 Cuyahoga County, Ohio Hospital Revenue -
   The Cleveland Clinic-D 3.30% 11/02/98 ............       1,000,000       1,000,000
 Harrisburg, Pennsylvania Authority Revenue -
   PA Pool Financing Fund 3.25% 11/06/98 ............         300,000         300,000
 Hurley, New Mexico Pollution Control Revenue -
   Kennecott Santa Fe 3.30% 11/02/98 ................         500,000         500,000
 Illinois Health Facilities Authority Revenue -
   Hospital Sisters Series E
   3.20% 11/02/98 (MBIA) ............................         400,000         400,000
 Lynchburg, Virginia Industrial Development Authority
   Series C 3.30% 11/06/98 (AMBAC) ..................       1,000,000       1,000,000
 Montgomery County, Maryland Housing Opportunities
   Community Multifamily Housing Revenue -
   Falkland Apartments 3.15% 11/06/98
   (CG Life) ........................................       1,600,000       1,600,000
 Montgomery County, Pennsylvania Industrial
   Development Authority Revenue - Ikea Property
   Project 3.15% 11/06/98 (LOC, Morgan
   Guaranty Trust Company) ..........................       1,600,000       1,600,000
 Municipal Electric Authority, Georgia
   3.25% 11/06/98 ...................................       1,500,000       1,500,000
 Northampton County, Pennsylvania Higher Education
   Authority Revenue - Lafayette College Project
   Series B 3.25% 11/05/98
   (LOC, Landesbank Hessen) .........................         600,000         600,000
 Ohio Housing Finance Agency Multifamily Housing
   Revenue - Kenwood Congregate Retirement
   3.50% 11/30/98 (LOC, Morgan Guaranty
   Trust Company) ...................................       1,000,000       1,000,000
 Pennsylvania State Turnpike Commonwealth
   Revenue Series Q 3.35% 11/02/98 ..................       1,200,000       1,200,000
 Pittsburgh, Pennsylvania Urban Development
   Authority - Wood Street Commons
   4.125% 11/06/98 (LOC , PNC Bank) AMT .............       1,205,000       1,205,000

                                                            money market fund 2

                                                               Principal        Market
                                                                Amount          Value
                                                            ----------------------------
 *Variable Rate Demand Notes (Continued)
  Port of Seattle, Washington 3.20% 11/04/98
   (LOC Canadian Imperial Bank
   of Commerce) AMT ..................................      $ 1,700,000      $ 1,700,000
  Red River, Texas Pollution Control - Southwestern
   Power 3.45% 11/06/98 (Union Bank
   of Switzerland) ...................................          300,000          300,000
  Sayre, Pennsylvania Health Care Facilities Authority
   Revenue - Pennsylvania Capital Funding Project
   Series B 3.25% 11/06/98 (AMBAC) ...................          800,000          800,000
  Vermont Educational & Health Buildings Financing
   Agency Revenue - VHA New England Inc. .............
   Series A 3.40% 11/04/98 (AMBAC) ...................          400,000          400,000
  Vermont Educational & Health Buildings Financing
   Agency Revenue - VHA New England Inc. .............
   Series B 3.40% 11/04/98 (AMBAC) ...................          500,000          500,000
  Vermont Educational & Health Buildings Financing
   Agency Revenue - VHA New England Inc. .............
   Series D 3.40% 11/04/98 (AMBAC) ...................          600,000          600,000
  Winston Salem, North Carolina (Certificates of
   Participation) 3.05% 11/06/98 .....................        1,650,000        1,650,000
                                                                              ----------
                                                                              23,555,000
                                                                              ----------
  Municipal Bonds - 15.08%
  Mississippi State - Series C
   4.50% 12/01/98 ....................................        1,000,000        1,000,678
  New Mexico State Severance Tax Series A
   4.50% 07/01/99 ....................................        1,000,000        1,005,742
++Maryland State Health and Higher Educational
   Facilities Authority Revenue - Franklin Square
   Hospital 7.50% 07/01/19-99 (MBIA) .................        1,600,000        1,677,152
++Manheim Township, Pennsylvania School District
   Series 1994 5.70% 05/01/12-99 (FGIC) ..............        1,000,000        1,009,641
  Tennessee State Higher Educational Facilities
   Authority 3.40% 05/01/99 ..........................          500,000          500,000
                                                                              ----------
                                                                               5,193,213
                                                                              ----------
**Put Bonds - 6.55%
  Greater Texas Student Loan Revenue Adjustable
   Series A 3.70% 05/01/38-02/01/99 ..................        1,500,000        1,500,000
  New Hampshire Higher Educational & Health
   Facilities Authority Revenue - Dartmouth
   Educational 3.90% 06/01/11-06/01/99 ...............          755,000          755,000
                                                                              ----------
                                                                               2,255,000
                                                                              ----------
  Commercial Paper - 10.16%
  Independence, Missouri Water Utilities Revenue
   3.00% 01/07/99
   (LOC, Westdeutsche Bank) ..........................        1,000,000        1,000,000
  Orlando Florida Capital
   Improvement 3.25% 02/12/99 ........................        1,100,000        1,100,000
  Sweetwater, Wyoming - Pacificorp
   3.20% 01/06/99 ....................................        1,400,000        1,400,000
                                                                              ----------
                                                                               3,500,000
                                                                              ----------

3 money market fund

---------------------------------------------------------------------------
                                                                  Market
                                                                  Value
                                                               ------------
TOTAL MARKET VALUE OF SECURITIES - 100.17%
   (cost $34,503,213)+                                         $34,503,213
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS - (0.17%)                                      (58,614)
                                                               -----------
NET ASSETS APPLICABLE TO 34,444,599 SHARES
   ($0.001 PAR VALUE) OUTSTANDING - 100.00%                    $34,444,599
                                                               ===========

NET ASSET VALUE - TAX-FREE MONEY FUND A CLASS
   ($29,448,348 / 29,448,348 SHARES)                                 $1.00
                                                                     =====
NET ASSET VALUE - TAX-FREE MONEY FUND CONSULTANT CLASS
   ($4,996,251/ 4,996,251 SHARES)                                    $1.00
                                                                     =====

  * The Maturity date shown is the longer of the next interest reset date or the date in which the principal amount can be recovered through demand.
 ** Put Bonds - Securities are variable rate and the stated maturity is followed by the put date.
  + Also cost for federal income tax purposes.
 ++ For Pre-refunded bonds, the stated maturity is followed by the year in which each bond will be pre-refunded.

   ------------------------
   AMBAC - Insured by the AMBAC Indemnity Corporation
   AMT   - Alternative Minimum Tax
   FGIC  - Insured by the Financial Guaranty Insurance Company
   LOC   - Letter of Credit
   MBIA  - Insured by the Municipal Bond Insurance Association

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                             $561,794
                                                                     --------
EXPENSES:
Management fees                                           $76,194
Dividend disbursing and transfer agent fees
   and expenses                                            25,330
Professional fees                                          15,218
Taxes (other than taxes on income)                         12,967
Registration fees                                          12,450
Reports and statements to shareholders                      6,300
Accounting and Administration                               6,162
Directors' fees                                             2,856
Custodian fees                                                375
Other                                                         561
                                                           ------
                                                                      158,413
                                                                      -------

NET INVESTMENT INCOME                                                 403,381
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $403,381
                                                                     ========
                             See accompanying notes

4 money market fund

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                               FOR THE SIX           YEAR
                                                              MONTHS ENDED          ENDED
                                                                10/31/98           4/30/98
                                                               (UNAUDITED)
                                                            --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ................................      $    403,381       $    937,219
                                                            ------------       ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   A Class ...........................................          (379,391)          (865,335)
   Consultant Class ..................................           (23,990)           (71,884)
                                                            ------------       ------------
                                                                (403,381)          (937,219)
                                                            ------------       ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ...........................................        16,824,087         32,198,458
   Consultant Class ..................................         4,759,986         10,201,793
Netasset value of shares issued upon reinvestment
   of dividends from net investment income:
   A Class ...........................................           362,252            809,603
   Consultant Class ..................................            23,613             68,633
                                                            ------------       ------------
                                                              21,969,938         43,278,487
                                                            ------------       ------------
Cost of shares repurchased:
   A Class ...........................................       (18,002,266)       (35,402,936)
   Consultant Class ..................................        (4,359,900)        (7,227,205)
                                                            ------------       ------------
                                                             (22,362,166)       (42,630,141)
                                                            ------------       ------------
Increase (decrease) in net assets derived from capital
   share transactions ................................          (392,228)           648,346
                                                            ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS ................          (392,228)           648,346

NET ASSETS:
Beginning of year ....................................        34,836,827         34,188,481
                                                            ------------       ------------
End of period ........................................      $ 34,444,599       $ 34,836,827
                                                            ------------       ------------

                             See accompanying notes

5 money market fund

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each year were as follows:

                                                                                      TAX-FREE MONEY FUND A CLASS
                                                             ----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                              YEAR ENDED
                                                             10/31/1998(1) 4/30/98      4/30/97     4/30/96     4/30/95     4/30/94
                                                             (UNAUDITED)
Net asset value, beginning of year ..........................  $1.000       $1.000       $1.000      $1.000      $1.000      $1.000

Income from investment operations:
   Net investment income ....................................   0.013        0.028        0.028       0.029       0.026       0.016
                                                               ------       ------       ------      ------      ------      ------
   Total from investment operations .........................   0.013        0.028        0.028       0.029       0.026       0.016
                                                               ------       ------       ------      ------      ------      ------

Less dividends and distributions:
   Dividends from net investment income .....................  (0.013)      (0.028)      (0.028)     (0.029)     (0.026)     (0.016)
                                                               ------       ------       ------      ------      ------      ------
   Total dividends and distributions ........................  (0.013)      (0.028)      (0.028)     (0.029)     (0.026)     (0.016)
                                                               ------       ------       ------      ------      ------      ------

Net asset value, end of year ................................  $1.000       $1.000       $1.000      $1.000      $1.000      $1.000
                                                               ======       ======       ======      ======      ======      ======

Total return ................................................   1.29%        2.78%        2.79%       2.97%       2.59%       1.59%

Ratios and supplemental data:
   Net assets, end of year (000 omitted) .................... $29,449      $30,264      $32,659     $35,479     $54,444     $44,707
   Ratio of expenses to average net assets ..................   1.00%        0.91%        0.82%       0.90%       0.96%       0.99%
   Ratio of net investment income to average net assets .....   2.55%        2.75%        2.75%       2.95%       2.57%       1.58%

--------------------
(1) Ratios have been annualized and total return has not been annualized.

                                                                                 TAX-FREE MONEY FUND CONSULTANT CLASS
                                                            -----------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                           YEAR ENDED
                                                            10/31/1998(1)  4/30/98      4/30/97     4/30/96     4/30/95     4/30/94
                                                             (UNAUDITED)
Net asset value, beginning of year ........................... $1.000       $1.000       $1.000      $1.000      $1.000      $1.000

Income from investment operations:
   Net investment income .....................................  0.013        0.028        0.028       0.029       0.026       0.016
                                                               ------       ------       ------      ------      ------      ------
   Total from investment operations ..........................  0.013        0.028        0.028       0.029       0.026       0.016
                                                               ------       ------       ------      ------      ------      ------
Less dividends and distributions:
   Dividends from net investment income ...................... (0.013)      (0.028)      (0.028)     (0.029)     (0.026)     (0.016)
                                                               ------       ------       ------      ------      ------      ------
   Total dividends and distributions ......................... (0.013)      (0.028)      (0.028)     (0.029)     (0.026)     (0.016)
                                                               ------       ------       ------      ------      ------      ------

Net asset value, end of year ................................. $1.000       $1.000       $1.000      $1.000      $1.000      $1.000
                                                               ======       ======       ======      ======      ======      ======

Total return .................................................  1.29%        2.78%        2.79%       2.97%       2.59%       1.59%

Ratios and supplemental data:
   Net assets, end of year (000 omitted) ..................... $4,996       $4,573       $1,529      $1,452      $1,614      $1,407
   Ratio of expenses to average net assets ...................  1.00%        0.91%        0.82%       0.90%       0.96%       0.99%
   Ratio of net investment income to average net assets ......  2.55%        2.75%        2.75%       2.95%       2.57%       1.58%

-----------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

6 money market fund

DELAWARE GROUP TAX-FREE MONEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

Delaware Group Tax-Free Money Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland corporation and offers two classes of shares. The Tax-Free Money Class A and the Tax-Free Money Consultant Class. Neither class has a sales charge. The Fund's objective is to seek maximum current income, exempt from federal income tax, while preserving principal and maintaining liquidity consistent with prudent investment management. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Securities are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly. Realized gains, if any, will be distributed annually.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the average daily net assets of the Fund less the fees paid to the unaffiliated directors. At October 31, 1998, the Fund had a liability for investment management fees and other expenses payable to DMC of $13,811.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and administrative services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At October 31, 1998, the Fund had a liability for such fees and other expenses payable to DSC of $2,138.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Fund. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                        SIX MONTHS       YEAR
                                                           ENDED        ENDED
                                                         10/31/98      4/30/98
Shares sold:
   A Class .........................................   16,824,087    32,198,458
   Consultant Class ................................    4,759,986    10,201,793

Shares issued upon reinvestment of
   dividends from net investment income:
   A Class .........................................      362,252       809,603
   Consultant Class ................................       23,613        68,633
                                                       ----------    ----------
                                                       21,969,938    43,278,487
                                                       ----------    ----------
Shares repurchased:
   A Class .........................................  (18,002,266)  (35,402,936)
   Consultant Class ................................   (4,359,900)   (7,227,205)
                                                       ----------    ----------
                                                      (22,362,166)  (42,630,141)
                                                       ----------    ----------

Net increase (decrease) ............................     (392,228)      648,346
                                                       ==========    ==========
4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF TAX-FREE MONEY FUND SHAREHOLDERS, BUT IT MAY BE USED WITH prospective investors when preceded or accompanied by a current Prospectus for Tax-Free Money Fund, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest or send money. The figures in this report represent past results which are not a guarantee of future results.


--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware Investment Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682


                             For Shareholders
                             1.800.523.1918

                             For Securities Dealers
                             1.800.362.7500

                             For Financial Institutions
                             Representatives Only
                             1.800.659.2265

                             www.delawarefunds.com

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

DELAWARE
INVESTMENTS
---------------------
Philadelphia * London

(C) Delaware Distributors, L.P.

Printed in the USA
on recycled paper

(1252)
SA-006[10/98] PP12/98